Offerings - Offering: 1	Aug. 11, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 11,490,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,759.12
Offering Note	(a) Calculated as the aggregate maximum purchase price for shares of beneficial interest. (b) Calculated at $153.10 per $1,000,000 of the Transaction Valuation.